AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 11, 2001

                                                          File No. 333-56630



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-14


                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT No. 1 /X/

                               STI CLASSIC FUNDS
              (Exact Name of Registrant as Specified in Charter)

                              101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 342-5734

                                JAMES R. FOGGO
                          C/O SEI INVESTMENTS COMPANY
                           OAKS, PENNSYLVANIA  19456
                    (Name and Address of Agent for Service)

                                   Copies to:

     RICHARD W. GRANT, ESQ.                       W. JOHN MCGUIRE, ESQ.
     MORGAN, LEWIS & BOCKIUS LLP                  MORGAN, LEWIS & BOCKIUS LLP
     1701 MARKET STREET                           1800 M STREET, N.W.
     PHILADELPHIA, PA  19103                      WASHINGTON, DC 20036

________________________________________________________________________________


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
________________________________________________________________________________

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

________________________________________________________________________________

                               STI CLASSIC FUNDS

                             CROSS REFERENCE SHEET


Items Required by Form N-14                                                 Registration Statement Heading
---------------------------                                                 ------------------------------
PART A.   INFORMATION REQUIRED IN THE PROSPECTUS

Item 1.   Beginning of Registration Statement and Outside Front             Cover Page of Registration Statement
          Cover Page of Prospectus.

Item 2.   Beginning and Outside Back Cover Page of Prospectus.              Table of Contents

Item 3.   Fee Table, Synopsis Information, and Risk Factors.                Synopsis; Risks

Item 4.   Information About the Transaction.                                Synopsis; Reasons for the Reorganization; Information
                                                                            Relating to the Reorganization; Description of the
                                                                            Reorganization; Costs of the Reorganization; Agreement
                                                                            and Plan of Reorganization

Item 5.   Information About the Registrant.                                 Prospectus Cover Page; Synopsis; Shareholder Rights

Item 6.   Information About the Company Being Acquired.                     Prospectus Cover Page; Synopsis; Reasons for the
                                                                            Reorganization; Information Relating to the
                                                                            Reorganization; Information About the Funds; Shareholder
                                                                            Rights

Item 7.   Voting Information.                                               Prospectus Cover Page; Notice of Special Meeting of
                                                                            Shareholders; Synopsis; Form of Agreement and Plan of
                                                                            Reorganization

Item 8.   Interest of Certain Persons and Experts.                          Voting Matters

Item 9.   Additional Information Required for Reoffering by                 Not Applicable.
          Persons Deemed to be Underwriters.

PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.  Cover Page.                                                       Cover Page

Item 11.  Table of Contents.                                                Table of Contents

Item 12.  Additional Information About the Registrant.                      Incorporated by Reference to the STI Classic Funds'
                                                                            Prospectus and SAI

Item 13.  Additional Information About the Company Being Acquired.          Incorporated by Reference to the STI Classic Funds'
                                                                            Prospectus and SAI

Item 14.  Financial Statements.                                             Financial Statements

PART C.   OTHER INFORMATION

Item 15.  Indemnification.                                                  Indemnification

Item 16.  Exhibits.                                                         Exhibits

Item 17.  Undertakings.                                                     Undertakings

------------------------
STI   Classic Funds
------------------------

     To STI Classic Core Equity Fund Shareholders:

          Enclosed with this letter is a proxy ballot, a N-14 combined proxy/prospectus statement and related information concerning a special meeting of the STI Classic Core Equity Fund shareholders.

          The purpose of this proxy package is to announce that a Shareholder Meeting for the STI Classic Core Equity Fund has been scheduled for May 18, 2001. The purpose of the meeting is to submit the Agreement and Plan of Reorganization between the STI Classic Core Equity Fund and the STI Classic Capital Appreciation Fund to the Core Equity Fund shareholders for a vote.

          The Board of Trustees of the STI Classic Funds unanimously approved the Agreement and Plan of Reorganization at a meeting held on February 20, 2001. In coming to this conclusion, the Board of Trustees considered a variety of factors including:

          .    the compatibility of the funds' objectives and policies
          .    the expense ratios of the funds
          .    the potential economies of scale to be gained by the merger
          .    the fact that the merger will be free from Federal income taxes.

          The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them carefully. In addition, we have included a list of commonly asked questions and answers on the next page.

          If a majority of shareholders approve the proposed reorganization of the fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in another STI Classic Fund with similar objectives and policies. As a shareholder of the STI Classic Funds, you will continue to enjoy access to a diversified fund family.

          Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.

          We thank you for your continued confidence and support.

                                                           Sincerely,


                                                           Wilton Looney
                                                           Chairman of the Board



                     IMPORTANT PROXY INFORMATION ENCLOSED
                          -IMMEDIATE ACTION REQUIRED-

                             QUESTIONS & ANSWERS
                                    FOR THE
                         STI CLASSIC CORE EQUITY FUND
                              SHAREHOLDER MEETING


Q. Why is the Board of Trustees proposing to reorganize the STI Classic Core Equity Fund and the STI Classic Capital Appreciation Fund?

A. Before approving the reorganization of these funds, the Board of Trustees evaluated several factors, including the compatibility of the funds' investment objectives and the funds' comparable expense ratios. After careful consideration, they determined that the Agreement and Plan of Reorganization is in the best interests of the Core Equity Fund shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the Core Equity Fund shareholders - for a vote.

Q.   How will this affect me as a shareholder?

A. You will become a shareholder of another STI Classic Fund portfolio - the Capital Appreciation Fund - which has similar investment objectives and policies as the Core Equity Fund that you currently hold. As a STI Classic Fund shareholder, you will continue to have access to the wide array of fund portfolios offered by the STI Classic family of funds.

     The reorganization provides for the transfer of all of the assets and stated liabilities of the Core Equity Fund to the Capital Appreciation Fund in exchange for shares of the Capital Appreciation Fund. There are NO SALES CHARGES associated with this transaction. Each Core Equity Fund shareholder will receive shares of the Capital Appreciation Fund equal in value to their Core Equity Fund shares. In certain cases, the NAV of your fund may change. However, in these cases the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.   Will the reorganization result in any taxes?

A. Neither the Core Equity Fund nor its shareholders will incur any Federal income tax liabilities as a result of the reorganization.

Q.   What Fund will I hold following the reorganization?

A. STI Classic Core Equity Fund shareholders will receive shares of the STI Classic Capital Appreciation Fund. Listed below are the Core Equity Fund class shares and the corresponding Capital Appreciation Fund class shares:

     Before: Core Equity Fund                   After: Capital Appreciation Fund
     ---------------------------------------------------------------------------
            Trust Class            -->          Trust Class
            Flex Class             -->          Flex Class


Q.   How does the STI Classic Funds' Board of Trustees recommend that I vote?

A. After careful consideration, the STI Classic Funds' Board of Trustees unanimously recommends that you vote "FOR" the proposed reorganization. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards, please fill out and return each and every ballot card you receive.

Q.   Who should I call with questions about this proxy?

A.   Core Equity Shareholders:
       .  Trust Shares - please contact your account administrator
       . Flex Shares- please contact SunTrust Securities directly at 1-800-874-4770, option 5 or your Investment Consultant
       . Investor's Advantage Customers - please contact SunTrust Direct at 1-800-710-8208 or your Investment Consultant


                  PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                            YOUR VOTE IS IMPORTANT!

Two new ways to vote your
STI Classic Core Equity Fund shares...

                               Vote by Telephone
                              ------------------

                           It's fast and convenient.

                           Using a touch tone phone,
            call the toll free number provided on your proxy card.

                        Just follow these 4 easy steps:

           1.  Read the accompanying proxy statement and proxy card.
           2.  Call the toll-free number provided on your proxy card.
           3. Enter your 12 digit Control Number located on the bottom right of your proxy card.
           4.  Follow the simple recorded instructions.


                               Vote by Internet
                               ----------------

                           It's fast and convenient.

                               WWW.PROXYVOTE.COM

                        Just follow these 4 easy steps:

           1.  Read the accompanying proxy statement and proxy card.
           2.  Go to website WWW.PROXYVOTE.COM.
                             -----------------
           3. Enter your 12 digit Control Number located on the bottom right of your proxy card.
           4.  Follow the simple recorded instructions.


--------------------------------------------------------------------------------
                  Benefits of touch tone and internet voting:
                          .  Quicker voting results.
                              .  Voting anytime.
                  .  The call takes as little as one minute.
                   .  Benefits your Fund with cost savings.
--------------------------------------------------------------------------------


                           Do not return proxy card
                  if you are voting by telephone or Internet.

                               STI CLASSIC FUNDS
                              101 Federal Street
                         Boston, Massachusetts  02110

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          To be held on May 18, 2001


     Notice is hereby given that a Special Meeting of Shareholders of the STI Classic Funds (the "Trust"), with respect to its series, the Core Equity Fund (the "Transferring Fund"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on Friday, May 18, 2001 at 3:00 p.m., Eastern Time, for the purposes of considering the proposals set forth below. The proposals, if approved, will result in the transfer of the assets and stated liabilities of the Transferring Fund to another series of the Trust, the Capital Appreciation Fund (the "Acquiring Fund"), in return for shares of the Acquiring Fund (the "Reorganization").

     Proposal 1:    Approval of the Agreement and Plan of Reorganization (the
                    "Agreement") as it relates to (i) the transfer of all of the assets and certain stated liabilities of the Core Equity
                    Fund to the Capital Appreciation Fund in exchange for shares of the Capital Appreciation Fund; and (ii) the distribution of the Capital Appreciation Fund's shares so received to shareholders of the Core Equity Fund.

     Proposal 2:    The transaction of such other business as may properly be
                    brought before the meeting.

     Transferring Fund's shareholders of record as of the close of business on Wednesday, February 28, 2001 (the "Shareholders") are entitled to notice of, and to vote at, this meeting or any adjournment thereof. The Shareholders will vote on the proposals, and the proposed Reorganization will be effected only if the Shareholders approve the proposal.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE FOUR METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING.
PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

James R. Foggo
President

April 18, 2001

                          PROXY STATEMENT/PROSPECTUS

                               STI CLASSIC FUNDS
                              101 Federal Street
                         Boston, Massachusetts  02110
                           1-800-874-4770, option 5

                               CORE EQUITY FUND

                             Dated April 18, 2001

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of STI Classic Funds (the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Trust's Core Equity Fund (the "Transferring Fund") to be held on Friday, May 18, 2001 at 3:00 p.m., Eastern Time, at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456. At the Meeting, the Transferring Fund's shareholders ("Shareholders") will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated February 20, 2001 (the "Agreement"), by and between the Transferring Fund and the Trust's Capital Appreciation Fund (the "Acquiring Fund"). The Transferring Fund and Acquiring
Fund are referred to collectively as the "Funds."   A copy of the Agreement is
attached as Exhibit A.

     Proposal 1:   Approval of the Agreement as it relates to (i) the transfer of all of the assets and certain stated liabilities of the Core Equity Fund to the Capital Appreciation Fund in exchange for shares of the Capital Appreciation Fund; and (ii) the distribution of the Capital Appreciation Fund's shares so received to Core Equity Fund Shareholders.

     Proposal 2:   The transaction of such other business as may properly be
                   brought before the meeting.

     The Agreement provides that the Transferring Fund will transfer all of its assets and certain stated liabilities to the Acquiring Fund. In exchange for the transfers of these assets and liabilities, the Acquiring Fund will simultaneously issue shares to the Transferring Fund in an amount equal in value to the net asset value of the Transferring Fund's shares. This transfer is expected to occur on or about May 21, 2001.

     Immediately after the transfer of the Transferring Fund's assets and liabilities, the Transferring Fund will make a liquidating distribution to Shareholders of the corresponding Acquiring Fund's shares received, so that a holder of shares of the Transferring Fund at the Effective Time of the Reorganization (as hereinafter defined) will receive a number of shares of the Acquiring Fund with the same aggregate value as the Shareholder had in the Transferring Fund immediately before the Reorganization. At the Effective Time of the Reorganization, Shareholders will become shareholders of the Acquiring Fund, and the Transferring Fund's legal existence will be terminated.

     The Transferring Fund offers two classes of shares, Trust Shares and Flex Shares. The Acquiring Fund offers three classes of shares, Trust Shares, Investor Shares and Flex Shares, although Investor Shares are not involved in the Reorganization. Holders of Trust Shares of the Transferring Fund will receive an amount of Trust Shares of the Acquiring Fund equal in value to their Transferring Fund shares. Holders of Flex Shares of the Transferring Fund will receive an amount of Flex Shares of the Acquiring Fund equal in value to their Transferring Fund shares.

     The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is a separate series of the Trust. Trusco Capital Management, Inc. ("Trusco") is the investment adviser to the Funds. Trusco is registered under the Investment Advisers Act of 1940 (the "Advisers Act"). Trusco is a direct wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company.

     This Proxy Statement/Prospectus sets forth concisely the information that a Shareholder should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated April 18, 2001, relating to this Proxy Statement/Prospectus and the Reorganization, and including certain financial information about the Transferring Fund and the Acquiring Fund, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-874-4770, option 5.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Funds, see the registration statement or prospectuses contained in the registration statement for the Funds dated October 1, 2000 which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the Funds, and not to any other portfolio of the Trust described therein. Copies of the prospectuses for the Funds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the Funds dated October 1, 2000 has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-874-4770, option 5.

     This Proxy Statement/Prospectus constitutes the proxy statement of the Transferring Fund for the Meeting and is expected to be sent to Shareholders on or about April 18, 2001.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



SYNOPSIS.....................................................................................     1
THE REORGANIZATION...........................................................................     1
THE FUNDS....................................................................................     1
FEES AND EXPENSES............................................................................     1
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.............................................     4
THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES......................................     4
RISKS........................................................................................     5
INFORMATION RELATING TO THE REORGANIZATION...................................................     6
DESCRIPTION OF THE REORGANIZATION............................................................     6
COSTS OF REORGANIZATION......................................................................     7
FEDERAL INCOME TAXES.........................................................................     7
CAPITALIZATION...............................................................................     7
REASONS FOR THE REORGANIZATION...............................................................     7
SHAREHOLDER RIGHTS...........................................................................     8
INFORMATION ABOUT THE FUNDS..................................................................    10
VOTING MATTERS...............................................................................    12
OTHER BUSINESS...............................................................................    15
SHAREHOLDER INQUIRIES........................................................................    15
FORM OF AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A.....................................   A-1
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE - EXHIBIT B......................................   B-1

                                   SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Transferring Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

The Reorganization
------------------

     Background. Pursuant to the Agreement between the participating series (attached hereto as Exhibit A), the Transferring Fund will transfer all of its assets and certain stated liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund. The Transferring Fund will distribute the Acquiring Fund's shares that it receives to its Shareholders in liquidation. The result of the Reorganization is that Shareholders will become shareholders of the Acquiring Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

     The Board of Trustees of the Trust, including a majority of Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Shareholders, and that the interests of the Shareholders would not be diluted as a result of effecting the Reorganization. The Board of Trustees recommends that you vote to approve the Agreement.

     Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If so, Shareholders will not recognize gain or loss in the transaction.

     Special Considerations and Risk Factors. Although the investment objectives and policies of the Funds are generally very similar, there are
certain differences.   Therefore, an investment in the Acquiring Fund may
involve investment risks that are, in some respects, different from those of the Transferring Fund. For a more complete discussion of the risks associated with the Funds, see "RISKS," below.

The Funds
---------

     Business of the Funds.   The Trust is an open-end management investment
company which offers redeemable shares in 36 separate investment portfolios. It was organized as a Massachusetts business trust on January 15, 1992. Each Fund offers multiple classes of shares, including Trust Shares and Flex Shares. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the Funds' prospectuses.

Fees and Expenses
-----------------

     Under the Agreement, the Transferring Fund will transfer all its assets and certain stated liabilities to the Acquiring Fund. The following comparative fee tables show the fees for the Funds. The pro forma tables show the fees you would pay, including the estimated ongoing operating expenses of the Acquiring Fund, if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

                 CORE EQUITY FUND - CAPITAL APPRECIATION FUND

                  Comparison of Shareholder Transaction Fees

------------------------------------------------------------------------------------------------------------------------------------
                                     Core Equity Fund       Capital Appreciation      Core Equity Fund      Capital Appreciation
                                      (Trust Shares)        Fund (Trust Shares)         (Flex Shares)        Fund (Flex Shares)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
 on Purchase (as a percentage of
 offering price)                           None                     None                     None                   None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)      None                     None                     2.00%                  2.00%
------------------------------------------------------------------------------------------------------------------------------------

                    Comparison of Annual Operating Expenses
                   (as a percentage of average net assets)

------------------------------------------------------------------------------------------------------------------------------------
                                     Core Equity Fund       Capital Appreciation      Core Equity Fund      Capital Appreciation
                                      (Trust Shares)        Fund (Trust Shares)+        (Flex Shares)*       Fund (Flex Shares)+
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                  1.10%                    1.15%                    1.10%                  1.15%
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                 None                     None                     1.00%                  1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses                            0.17%                    0.11%                    0.60%                  0.24%
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                  1.27%                    1.26%                    2.70%                  2.39%
------------------------------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
Capital Appreciation Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating Expenses for Trust Shares are 1.13% and 1.24%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.13%, 0.98% and 2.35%, respectively. The Adviser and the Distributor could discontinue these voluntary waivers at any time.

* The table shows the highest expenses that could be currently charged to the Core Equity Fund. Actual expenses are lower because the Adviser and the Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares for the Fund's most recently completed fiscal year were 1.10%, 0.55% and 2.25%, respectively. The Adviser and the Distributor could discontinue these voluntary waivers at any time.


                    Pro Forma Shareholder Transaction Fees

-----------------------------------------------------------------------------------------------------------------------------
                                                              Capital Appreciation           Capital Appreciation
                                                              Fund (Trust Shares)             Fund (Flex Shares)
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                  None                             None
-----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                                       None                             2.00%
-----------------------------------------------------------------------------------------------------------------------------


                                            Pro Forma Annual Operating Expenses
                                         (as a percentage of average net assets) *


-----------------------------------------------------------------------------------------------------------------------------
                                                              Capital Appreciation           Capital Appreciation
                                                              Fund (Trust Shares)             Fund (Flex Shares)
-----------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                            1.15%                           1.15%
-----------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              0%                           1.00%
-----------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                      0.11%                           0.24%
-----------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses                                            1.26%                           2.39%
-----------------------------------------------------------------------------------------------------------------------------

* The table shows the highest expenses that could be currently charged to the Capital Appreciation Fund following the Reorganization. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment

   Advisory Fees and Total Operating Expenses for Trust Shares are 1.13% and 1.24%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.13%, 0.98% and 2.35%, respectively. The Adviser could discontinue these voluntary waivers at any time.

                                   Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

--------------------------------------------------------------------------------------------
FUND                                                 1 year    3 years   5 years    10 years
--------------------------------------------------------------------------------------------
Core Equity Fund (Trust Class)                       $129       $403      $  697     $1,534
--------------------------------------------------------------------------------------------
Capital Appreciation Fund (Trust Shares)             $128       $400      $  692     $1,523
--------------------------------------------------------------------------------------------
Core Equity Fund (Flex Shares)                       $473       $838      $1,430     $3,032
--------------------------------------------------------------------------------------------
Capital Appreciation Fund (Flex Shares)              $442       $745      $1,275     $2,726
--------------------------------------------------------------------------------------------

                               Pro Forma Example

-----------------------------------------------------------------------------------------------
FUND                                               1 year       3 years   5 years    10 years
-----------------------------------------------------------------------------------------------
Capital Appreciation Fund (Trust Shares)           $128         $400      $  692     $1,523
-----------------------------------------------------------------------------------------------
Capital Appreciation Fund (Flex Shares)            $442         $745      $1,275     $2,726
-----------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Funds. Actual expenses may be greater or less than those shown.

     Investment Adviser. Trusco is a direct wholly-owned subsidiary of SunTrust and serves as the investment adviser (the "Adviser") to the Funds. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, and had approximately $46.2 billion of assets under management as of December 31, 2000.

     Investment Advisory Fees. The following table compares management fees paid to the Adviser for the Funds. The table shows advisory fees before any waivers ("Contractual") and advisory fees after any waivers ("Net Waivers"). The fees listed are as of the dates stated in the footnotes following the table.


Transferring Fund             Fee     Acquiring Fund                      Fee
-----------------             ---     -------------------------           ---
Core Equity Fund*                     Capital Appreciation Fund*
  Contractual..............   1.10%     Contractual...................   1.15%
  Net Waivers..............   1.10%     Net Waivers...................   1.13%


* The Net Waiver fees for the Funds are based on the Adviser voluntarily agreeing to waive a portion of advisory fees for the semi-annual period ending November 30, 2000.

     Distribution Fees. The distributor for the Funds is SEI Investments Distribution Co. (the "Distributor"). The Distribution Fees payable to the Distributor for Flex Shares are the same for the Core Equity Fund and the Capital Appreciation Fund.

     Trust Shares. Trust Shares of the Funds are not subject to front-end sales charges or contingent deferred sales charges ("CDSCs").

     Flex Shares. Flex Shares of the Funds are subject to a 2.00% CDSC that decreases to 0.00% after the first year.

Investment Objectives, Policies and Restrictions.
-------------------------------------------------

     This section will help you compare the investment objectives and policies of the Transferring Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

Core Equity Fund

     The investment objective of the Core Equity Fund is to provide long-term capital growth. It invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. In selecting stocks for the Fund, the Adviser attempts to capture superior growth prospects based on earnings potential, profitability and other measures. These measures include growth characteristics such as whether a company makes significant investments in research and product development or whether a company is participating in rapidly expanding industries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Capital Appreciation Fund

     The investment objective of the Capital Appreciation Fund is to provide capital appreciation. It invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser's strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


Differences: The Capital Appreciation Fund invests primarily in large capitalization companies, while the Core Equity Fund may invest in any company with a market capitalization over $1 billion.

The Funds' Purchase, Exchange and Redemption Procedures
-------------------------------------------------------

Purchase Procedures.

     The Funds have the same procedures for purchasing shares. Flex Shares of the Funds may be purchased directly from the Acquiring Fund by mail, telephone, wire, direct deposit, or Automated Clearing House. You may also purchase Flex Shares through certain correspondent banks of SunTrust and other institutions authorized to place transactions in the Funds' shares for their customers. Trust Shares are sold only to financial institutions or intermediaries, including subsidiaries of SunTrust on behalf of accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, Trust Shares may be purchased through accounts maintained with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust). The minimum purchase for Flex Shares is $5,000 ($2,000 for retirement plans). Additional Flex Shares may be purchased for a minimum of $1,000 or, if you pay by statement coupon, $100. There is no minimum purchase for Trust Shares.

     The net asset value ("NAV") of the Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

     The Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' Statement of Additional Information, incorporated herein by reference.

Exchange Privileges.

     The Funds have the same procedures for exchanging shares. Flex Share exchange requests must be for an amount of at least $1,000. Shareholders may exchange Flex Shares up to four times during a calendar year, and may be charged a $10 fee for each additional exchange. This exchange privilege may be changed or canceled at any time upon 60 days' notice. Flex Shares' contingent deferred sales charge will be computed as of the original date of purchase and will not be affected by any exchange. Trust Shares do not have exchange privileges.

Redemption Procedures.

     The Funds have the same procedures for the redemption of shares. Flex Shares may be redeemed on any Business Day by contacting SunTrust Securities, Inc. directly by mail or telephone, or shareholders may contact their broker or other financial institution. Trust Shares shareholders must contact SunTrust or their financial institution. To sell Flex Shares by telephone, the amount of the sale must be at least $1,000. For redemptions of Flex Shares with a value of $25,000 or more, the Funds must be notified in writing and a signature guarantee (a notarized signature is not sufficient) must be included. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with account balances of $10,000 or more of Flex Shares may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

Redemptions In Kind.

     The Funds have the same policy regarding redemptions in kind rather than cash. Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that shares would ever be redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale as with any redemption.

Dividend Policies.

     Both the Transferring Fund and the Acquiring Fund declare and distribute income quarterly. Capital gains, if any, are distributed at least annually.

                                     RISKS

Core Equity Fund

     The Core Equity Fund invests primarily in U.S. common stocks. As a result, the Core Equity Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Core Equity Fund. The Core Equity Fund is also subject to the risks that mid- to large capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole. Due to its investment strategy, the Core Equity Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Capital Appreciation Fund

     The Capital Appreciation Fund invests primarily in U.S. common stocks. As a result, the Capital Appreciation Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Capital Appreciation Fund. Due to its investment strategy, the Capital Appreciation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Risk Differences:

     Because the Core Equity Fund may invest in smaller capitalization companies, its performance may be more volatile than the performance of the Capital Appreciation Fund.

                  INFORMATION RELATING TO THE REORGANIZATION

     Description of the Reorganization. The following summary is qualified in its entirety by reference to the Agreement found in Exhibit A.

     The Agreement provides that all of the assets and stated liabilities of the Transferring Fund will be transferred to the Acquiring Fund at the Effective Time of the Reorganization. In exchange for the transfer of these assets, the Acquiring Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares of the Acquiring Fund to the Transferring Fund equal in value to the net asset value of the Transferring Fund immediately prior to the Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for Acquiring Fund shares, the Transferring Fund will distribute, in complete liquidation, pro rata to its Shareholders of record all the shares of the Acquiring Fund so received to its Shareholders. Shareholders of the Transferring Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Acquiring Fund with the same aggregate value as the Shareholder had in the Transferring Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Transferring Fund's Shareholders on the share records of Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Shareholders of the Transferring Fund. The Acquiring Fund does not issue share certificates to Shareholders. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Transferring Fund's Shareholders. The Transferring Fund's legal existence will then be terminated.

     The Agreement provides for the Reorganization to occur on or about May 21, 2001 (the "Closing Date"). The Agreement provides that all expenses of the Reorganization will be borne by Trusco.

     The Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to each party. The Agreement provides that the consummation of the Reorganization is contingent upon, among other things, (i) approval of the Agreement by Transferring Fund Shareholders,
(ii) the receipt by the Transferring Fund and the Acquiring Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Transferring Fund and the Acquiring Fund and their shareholders, and (iii) receipt by the Transferring Fund and the Acquiring Fund of an order from the

SEC permitting the Reorganization. The Agreement may be terminated, on the Closing Date, if any of the required conditions have not been met or if the representations and warranties are not true or, at any time prior to the Effective Time of the Reorganization, if the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Agreement is not in the best interest of the Shareholders of the Transferring Fund or the Acquiring Funds.

     Costs of Reorganization. Unless otherwise provided, the Reorganization expenses will be borne by Trusco. Such expenses include, without limitation:
(a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) solicitation costs of the transaction.

     Federal Income Taxes. The combination of the Transferring Fund and the Acquiring Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Transferring Fund nor its Shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Acquiring Fund shares received will be the same as the basis of the Transferring Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Transferring Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Transferring Fund to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

     Capitalization. The following table sets forth as of November 30, 2000 (i) the capitalization of the Acquiring Fund; (ii) the capitalization of the Transferring Fund; and (iii) the pro forma combined capitalization of the Funds assuming the Reorganization is approved.

-----------------------------------------------------------------------------------------------------------
Fund                                                           Net Asset Value
                                            Net Assets (000)      Per Share      Shares Outstanding (000)
-----------------------------------------------------------------------------------------------------------
Core Equity Fund
Trust Shares                                     $  201,854         $10.71                18,844
Flex Shares                                      $    5,051         $10.61                   476
Total                                            $  206,905
-----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
Trust Shares                                     $1,053,468         $14.58                72,235
Flex Shares                                      $  108,219         $13.86                 7,806
Total (including Investor Shares)                $1,378,644
-----------------------------------------------------------------------------------------------------------
Pro Forma Capital Appreciation Fund
Trust Shares                                     $1,255,322         $14.58                86,077*
Flex Shares                                      $  113,270         $13.86                 8,171*
Total (including Investor shares)                $1,585,549
-----------------------------------------------------------------------------------------------------------


* Assumes the issuance of 13,842,000 Trust Shares and 365,000 Flex Shares in exchange for the net assets of the Transferring Fund, based on the net asset value of each Fund on November 30, 2000.

                        REASONS FOR THE REORGANIZATION

     At a meeting held on February 20, 2001, the Board of Trustees (the "Board") of the Funds reviewed the proposed Reorganization. They received detailed information, including materials describing the Reorganization in terms of relative net assets, current and pro forma expenses, performance and comparative investment objectives, and policies and restrictions.

     After thorough consideration, the Board approved submission of the proposed Reorganization to Shareholders, concluding that participation in the Reorganization is in the best interests of the Transferring Fund and that the interests of existing Shareholders of the Transferring Fund will not be diluted
as a result of the Reorganization.   In particular, the Board reached the
following conclusions:

     The Terms and Conditions of the Reorganization. The Board approved the terms of the Agreement, and in particular, requirements that the transfer of assets in exchange for shares of the Acquiring Fund will be at relative net asset value. In this regard, the Board concluded that the terms of the Reorganization do not involve overreaching on the part of any person concerned and that the conditions and policies of Rule 17a-8 under the 1940 Act will, to the extent possible, be followed. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization. The Board also noted that the Reorganization would be submitted to the Transferring Fund's Shareholders.

     Lack of Dilution to Shareholder Interest. The Board noted that the Transferring Fund would not bear any expenses in connection with the Reorganization.

     Relative Expense Ratios. The Board carefully reviewed information regarding comparative expense ratios (respective current and pro forma expense ratios are set forth in the "Fees and Expenses" section, above.) The Board concluded that expense ratios will generally be comparable.

     The Comparative Performance Records. The Board reviewed detailed comparative performance information, taking into account performance over both the short-term and the longer term. The Board determined that the performance of the Funds is generally comparable.

     Compatibility of Investment Objectives, Policies and Restrictions. The Board concluded that the investment objectives, policies and restrictions of the respective Funds are substantially identical.

     The Experience and Expertise of the Investment Advisers.   The Board noted
     that Trusco will remain as the investment adviser to the Acquiring Fund.

     Assumption of Liabilities. The Board took note of the fact that, under the Agreement, the Acquiring Fund expects to acquire substantially all of the liabilities of the Transferring Fund, other than those (if any) for which specific reserves have been set aside.

     Tax Consequences. The Board concluded that the Reorganization is expected to be free from Federal income taxes.

     Shareholder Liabilities and Rights. The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

                              SHAREHOLDER RIGHTS

The Funds

     General. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     Shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of 36 separate investment series, some of which offer up to three of five different classes of shares: Trust Shares, Investor Shares, Flex Shares, Corporate Trust Shares and Institutional Shares (the Funds participating in the Reorganization do not offer Corporate Trust Shares and Institutional Shares). The five classes differ with respect to minimum investment requirements, fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the Funds' prospectuses. The shares of each Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     Voting Requirements. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class, and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote. The Trust's Declaration of Trust provides that any action may be taken or authorized upon the concurrence of a majority of the aggregate number of votes entitled to be cast thereon, subject to any applicable requirements of the 1940 Act.

     Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     Election and Term of Trustees. The Funds' affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     Shareholder Liability. Pursuant to the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     Liability of Trustees. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

     The foregoing is only a summary of certain rights of shareholders of the Funds under the Declaration of Trust and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

                          INFORMATION ABOUT THE FUNDS

     Information concerning the operation and management of the Funds is incorporated herein by reference to the current prospectuses relating to the Funds dated October 1, 2000, which are incorporated by reference herein solely with respect to those participating Funds and copies of which accompany this Proxy Statement/Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated October 1, 2000, which is available upon request and without charge by calling 1-800-874-4770, option 5. The Statement of Additional Information has been filed with the SEC.

     The Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, D.C. 20549.

     Interest of Certain Persons in the Transactions. SunTrust may be deemed to have an interest in the Reorganization because one of its subsidiaries provides investment advisory services to the Funds pursuant to an advisory agreements
with the Funds.   Future growth of the Acquiring Fund can be expected to
increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.


The table that follows presents performance information about Trust and Flex Shares of the Acquiring Fund. This information is intended to help you understand the Acquiring Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Acquiring Fund, assuming you reinvested all of your dividends and distributions. This information for the Acquiring Fund, except for the period subsequent to May 31, 2000, have been audited by Arthur Andersen LLP, independent public accountants. The reports of Arthur Andersen LLP, along with the Acquiring Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770, option 5.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE AGREEMENT.
                                               ---

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2000 AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                             NET ASSET                    NET REALIZED AND   DISTRIBUTIONS
                               VALUE          NET         UNREALIZED GAINS     FROM NET      DISTRIBUTIONS    NET ASSET
                             BEGINNING     INVESTMENT         (LOSSES)        INVESTMENT     FROM REALIZED    VALUE END    TOTAL
                             OF PERIOD    INCOME (LOSS)    ON INVESTMENTS       INCOME       CAPITAL GAINS    OF PERIOD   RETURN+
                             ---------    ------------    ----------------    ----------     -------------    ---------   -------
CAPITAL APPRECIATION FUND
Trust Shares
           2000*             $  17.12       $ (0.02)          $ (0.46)          $    --         $ (2.06)       $ 14.58      (4.14)%
           2000                 16.62          0.02              1.40                --           (0.92)         17.12       8.98
           1999                 16.48          0.05              2.70             (0.06)          (2.55)         16.62      17.83
           1998                 15.09          0.09              3.96             (0.09)          (2.57)         16.48      29.51
           1997                 14.90          0.12              3.13             (0.12)          (2.94)         15.09      24.66
           1996                 12.18          0.12              3.32             (0.13)          (0.59)         14.90      28.97
Flex Shares
           2000*             $  16.45       $ (0.11)          $ (0.42)          $    --         $ (2.06)       $ 13.86      (4.65)%
           2000                 16.18         (0.24)             1.43           $    --           (0.92)         16.45       7.77
           1999                 16.22         (0.09)             2.60           $    --           (2.55)         16.18      16.50
           1998                 14.96         (0.04)             3.87           $    --           (2.57)         16.22      28.12
           1997                 14.84         (0.01)             3.07           $    --           (2.94)         14.96      23.24
           1996(1)              12.20          0.02              3.26             (0.05)          (0.59)         14.84      27.48


                                                                                                            RATIO OF
                                                                                        RATIO OF         NET INVESTMENT
                                                                   RATIO OF           EXPENSES TO       INCOME (LOSS) TO
                             NET ASSETS        RATIO OF         NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS  PORTFOLIO
                               END OF        EXPENSES TO       INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS  TURNOVER
                            PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)   RATE
                            ------------  ------------------  -----------------  -------------------  -------------------  ---------
CAPITAL APPRECIATION FUND
Trust Shares
           2000*             $1,053,468        1.21%               (0.25)%               1.25%               (0.29)%         32%
           2000               1,296,927        1.17                 0.10                 1.26                 0.01          129
           1999               1,966,842        1.17                 0.29                 1.26                 0.20          147
           1998               1,532,587        1.16                 0.61                 1.27                 0.50          194
           1997               1,085,128        1.15                 0.83                 1.25                 0.73          141
           1996                 981,498        1.15                 0.90                 1.27                 0.78          156
Flex Shares
           2000*             $  108,219        2.35%               (1.39)%               2.41%               (1.45)%         32%
           2000                 128,159        2.29                (1.03)                2.39                (1.13)         129
           1999                 162,100        2.29                (0.86)                2.38                (0.95)         147
           1998                 106,670        2.26                (0.46)                2.37                (0.57)         194
           1997                  36,753        2.27                (0.29)                2.43                (0.45)         141
           1996(1)               10,969        2.27                (0.29)                2.68                (0.70)         156

* For the six month period ended November 30, 2000. All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

                                VOTING MATTERS

     General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Transferring Fund in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne in part, directly or indirectly, by Trusco.

     Voting Rights and Required Vote. Each share, or fraction thereof, of the Transferring Fund is entitled to one vote, or fraction thereof. Approval of the Agreement requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization will be voted upon by the Shareholders of the Transferring Fund.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Agreement. It is not anticipated that any matters other than the adoption of the Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "NO" vote for purposes of obtaining the requisite approval of the Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

     Record Date and Outstanding Shares. Only shareholders of record of the Transferring Fund at the close of business on February 28, 2001 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date the following shares were outstanding and entitled to vote:


--------------------------------------------------------------------------------
Core Equity Fund                                              Outstanding Shares
--------------------------------------------------------------------------------
  Trust Shares                                                  19,348,260.19
--------------------------------------------------------------------------------
  Flex Shares                                                      500,561.502
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Capital Appreciation Fund                                     Outstanding Shares
--------------------------------------------------------------------------------
  Trust Shares                                                  68,857,801.6100
--------------------------------------------------------------------------------
  Flex Shares                                                    7,617,819.0390
--------------------------------------------------------------------------------

Security Ownership of Certain Beneficial Owners and Management.

     Transferring Fund. As of the Record Date, the officers and Trustees of the Transferring Fund as a group, beneficially owned less than 1% of the outstanding Trust Shares and Flex Shares of the Transferring Fund. As of the Record Date, to the best of the knowledge of the Transferring Fund, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the two classes of the Transferring Fund:

-----------------------------------------------------------------------------------------------------------------------
                  Name and Address                         Class         Percentage Ownership        Type of Ownership
-----------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                47.91%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
-----------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                34.50%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
-----------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                11.88%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
-----------------------------------------------------------------------------------------------------------------------

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Agreement. It is not anticipated that any matters other than the adoption of the Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "NO" vote for purposes of obtaining the requisite approval of the Agreement.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies with respect to the proposals. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposals. They will vote against any such adjournment those proxies required to be voted against the proposals. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

     Record Date and Outstanding Shares. Only shareholders of record of the Transferring Fund at the close of business on February 28, 2001 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date the following shares were outstanding and entitled to vote:


--------------------------------------------------------------------------------
Core Equity Fund                                              Outstanding Shares
--------------------------------------------------------------------------------
  Trust Shares                                                  19,348,260.19
--------------------------------------------------------------------------------
  Flex Shares                                                      500,561.502
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Capital Appreciation Fund                                     Outstanding Shares
--------------------------------------------------------------------------------
  Trust Shares                                                  68,857,801.6100
--------------------------------------------------------------------------------
  Flex Shares                                                    7,617,819.0390
--------------------------------------------------------------------------------

Security Ownership of Certain Beneficial Owners and Management.

     Transferring Fund. As of the Record Date, the officers and Trustees of the Transferring Fund as a group, beneficially owned less than 1% of the outstanding Trust Shares and Flex Shares of the Transferring Fund. As of the Record Date, to the best of the knowledge of the Transferring Fund, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the two classes of the Transferring Fund:

-----------------------------------------------------------------------------------------------------------------------
                  Name and Address                         Class         Percentage Ownership        Type of Ownership
-----------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                47.91%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
-----------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                34.50%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
-----------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                11.88%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
-----------------------------------------------------------------------------------------------------------------------

     Acquiring Fund. As of the Record Date, the officers and Trustees of the Acquiring Fund as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the Acquiring Fund. As of the Record Date, to the best of the knowledge of the Acquiring Fund, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the Acquiring Fund:

----------------------------------------------------------------------------------------------------------------------------
                  Name and Address                         Class         Percentage Ownership        Type of Ownership
----------------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                24.81%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
----------------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                 7.08%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
----------------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                17.83%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
----------------------------------------------------------------------------------------------------------------------------
TRUSTMAN                                                   Trust                16.78%             Record Ownership Only
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA  30348-5870
----------------------------------------------------------------------------------------------------------------------------
SUNTRUST BANK CENTRAL FLORIDA TTEE                         Trust                 7.80%             Record Ownership Only
FBO FLORIDA ROCK INDUSTRIES INC
P/S & DEFERRED EARNINGS PLAN
C/O FASCORP
8515 E ORCHARD RD # 2T2
ENGLEWOOD CO  80111-5037
----------------------------------------------------------------------------------------------------------------------------

     Expenses. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Adviser. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by Trusco. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                OTHER BUSINESS

     The Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by calling 1-800-874-4770, option 5.


 SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, THE INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON
      THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                                                       EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION is dated as of February 20, 2001 (the "Agreement"), by and between the STI Classic Funds (the "Trust") Capital Appreciation Fund (the "Acquiring Fund"), and Core Equity Fund (the "Selling Fund").

     WHEREAS, the Trust was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 15, 1992, as amended and restated;

     WHEREAS, the Trust is an open-end management investment company registered under the 1940 Act and the Acquiring and Selling Fund are each duly organized and validly existing series of the Trust;

     NOW, THEREFORE, in consideration of the mutual premises herein contained, the parties hereto agree to effect (i) the transfer of all of the assets of the Selling Fund solely in exchange for (a) the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund and (b) beneficial shares of the Acquiring Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such beneficial shares of the Acquiring Fund to the holders of beneficial shares of the Selling Fund on the terms and conditions hereinafter set forth in liquidation of the Selling Fund (the "Reorganization"). The beneficial shares of the Acquiring Fund that are given in exchange for the assets of the Selling Fund are referred to hereinafter as the "Acquiring Fund Shares," and the beneficial shares of the Selling Fund that are held by the holders of such shares at the Effective Time are referred to hereinafter as the "Selling Fund Shares." The parties hereto covenant and agree as follows:

     1. Plan of Reorganization. At the Effective Time, the Selling Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign certain stated liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the Acquiring Fund and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Selling Fund, in exchange for delivery to the Selling Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Selling Fund Shares of the Selling Fund outstanding immediately prior to the Effective Time as set out in Appendix A attached hereto. The assets and stated liabilities of the Selling Fund, as set forth in the Statement of Assets and Liabilities shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

     2. Transfer of Assets. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund and other property owned by the Selling Fund at the Effective Time.

     3. Liquidation and Dissolution of the Selling Fund. At the Effective Time, the Selling Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Selling Fund will be distributed to the shareholders of record of the Selling Fund as of the Effective Time in exchange for Selling Fund Shares and in complete liquidation of the Selling Fund. Each shareholder of the Selling Fund will receive a number of Acquiring Fund Shares equal in value to the Selling Fund Shares held by that shareholder. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Selling Fund and representing the respective number of Acquiring Fund Shares due such shareholder.

     4. Representations and Warranties of the Acquiring Fund. The Acquiring Fund represents and warrants to the Selling Fund as follows:

     (a) Shares to be Issued upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable.

     (b) Liabilities. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

     (c) Litigation. Except as previously disclosed to the Selling Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (d) Taxes. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     5. Representations and Warranties of the Selling Fund. The Selling Fund represents and warrants to the Acquiring Fund as follows:

     (a) Marketable Title to Assets. The Selling Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (b) Liabilities. There are no liabilities of the Selling Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Selling Fund's Statement of Assets and Liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Selling Fund.

     (c) Litigation. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Selling Fund, threatened which would materially adversely affect the Selling Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (d) Taxes. As of the Effective Time, all federal and other tax returns and reports of the Selling Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Selling Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

     6. Condition Precedent to Obligations of the Acquiring Fund. All representations and warranties of the Selling Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     7. Condition Precedent to Obligations of the Selling Fund. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     8. Further Conditions Precedent to Obligations of the Selling Fund and the Acquiring Fund. The obligations of the Selling Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

     (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

     (b) The Registration Statement on Form N-1A of the Acquiring Fund shall be effective under the Securities Act of 1933 (the "1933 Act"), and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (c) The Acquiring Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

     (d) The Selling Fund and Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Selling Fund and the Acquiring Fund substantially to the effect that the Reorganization, as a tax-free reorganization, will have the following federal income tax consequences for Selling Fund shareholders, the Selling Fund, and the Acquiring Fund:

     1. No gain or loss will be recognized by the Selling Fund upon the transfer of its assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's stated liabilities;

     2. No gain or loss will be recognized by the Acquiring Fund on its receipt of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Selling Fund's liabilities;

     3. The basis of the Selling Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Selling Fund's hands immediately before the Reorganization;

     4. The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Selling Fund will include the holding period of those assets in the Selling Fund's hands immediately before the Reorganization;

     5. No gain or loss will be recognized by the Selling Fund on the distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for Selling Fund Shares;

     6. No gain or loss will be recognized by the Selling Fund's shareholders as a result of the Selling Fund's distribution of Acquiring Fund Shares to the Selling Fund's shareholders in exchange for the Selling Fund's shareholders' Selling Fund Shares;

     7. The basis of the Acquiring Fund Shares received by the Selling Fund's shareholders will be the same as the adjusted basis of that Selling Fund's shareholders' Selling Fund Shares surrendered in exchange therefor; and

     8. The holding period of the Acquiring Fund Shares received by the Selling Fund's shareholders will include the Selling Fund's shareholders' holding period for the Selling Fund's shareholders' Selling Fund Shares surrendered in exchange therefor, provided that said Selling Fund Shares were held as capital assets on the date of the Reorganization.

     (e) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of the Selling Funds entitled to vote at an annual or special meeting.

     (f) The Board of Trustees of the Trust, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Agreement.

     9. Effective Time of the Reorganization. The exchange of the Selling Funds' assets for corresponding Acquiring Fund Shares shall be effective as of the close of business on May 21, 2001, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

     10. Termination. This Agreement and the transactions contemplated hereby may be terminated and abandoned with respect to the Acquiring Fund and/or the Selling Fund, without penalty, by resolution of the Board of Trustees of the Trust or at the discretion of any duly authorized officer of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the Agreement inadvisable.

     11. Amendment and Waiver. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; Provided, that no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Agreement to the detriment of the Selling Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of such party's shareholders).

     12. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.  Fees and Expenses.

     (a) The Acquiring Fund and Selling Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each Fund will be borne by Trusco Capital Management, Inc. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Prospectus/Proxy Statement on Form N-14 under the 1933 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction.

     14.  Headings, Counterparts, Assignment.

     (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (other than the parties hereto and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

     15. Entire Agreement. The Acquiring Fund and Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     16. Further Assurances. The Acquiring Fund and Selling Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     17. Binding Nature of Agreement. As provided in the Trust's Declaration of Trust, as amended and supplemented to date, this Agreement was executed by the undersigned officers of the Trust, on behalf of the Acquiring Fund and the Selling Fund, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

                              STI CLASSIC FUNDS,
                              on behalf of its series,
                              CORE EQUITY FUND


                              By ___________________________________
                              Name:
                              Title:  Vice President


                              STI CLASSIC FUNDS,
                              on behalf of its series,
                              CAPITAL APPRECIATION FUND


                              By ___________________________________
                              Name:
                              Title:   Vice President

                                  Appendix A
                                  ----------

          Before: Core Equity Fund      After: Capital Appreciation Fund
          --------------------------------------------------------------
               Trust Class      -->     Trust Class
               Flex Class       -->     Flex Class

                                                                       EXHIBIT B

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


STI CLASSIC CAPITAL APPRECIATION FUND
-------------------------------------

For the year ended May 31, 2000 the Capital Appreciation Fund (the "Fund")(Trust Shares) returned 8.98% compared to 10.47% for the S&P 500 Composite Index. The Fund has typically been postured toward equities priced at the lower end of their relative price-to-earnings ("P/E") range. Each company's P/E ratio relative to its own history and compared to its industry sector have been important considerations in evaluating stocks for purchase. While this discipline has historically been rewarding, the last twelve months have been an unusual period during which relative valuation tools were ineffective.
Moreover, performance in the S&P 500 Composite Index was very narrowly concentrated in a small number of the largest capitalization stocks with high price momentum. This made it difficult for the more widely diversified portfolio of the Capital Appreciation Fund to keep pace with the benchmark. Fortunately, these trends began to shift in early March, and performance of the Fund has begun to pick up. Calendar year-to-date through the end of May, the Fund (Trust Shares) returned 3.3% which compares favorably with the 2.8% decline in the S&P 500.

On June 1, Mr. Anthony Gray announced his retirement as manager of the Capital Appreciation Fund. I am the new manager of the Fund. Also, I am Executive Vice President and Director of Equity Research at Trusco Capital Management, a position I have held for the last 19 years. Overall, I have 27 years of investment management experience, including over 10 years managing major equity accounts.

Going forward, the Capital Appreciation Fund will continue to concentrate on large cap stocks which have attractive fundamentals and positive earnings growth. The emphasis will be on companies with leadership positions within their industries, solid profitability, and secular growth in their core business. Over time, we believe that earnings growth is the most important driver of stock prices. By focusing on growth businesses, we are optimistic about the outlook for good long-term returns for the Fund.


/s/ signature omitted

Robert J. Rhodes, CFA
Portfolio Manager

Trust Shares
Average Annual Total Returns
(periods ended May 31, 2000)



-----------------------------------------------------------------------------------------------------------------------
                                                                                     Annualized          Cumulative
    Trust Shares                          1 Year          3 Years       5 Years   Inception to Date  Inception to Date
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                8.98%           18.48%         21.74%          16.91%*          244.58%*
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             [_]%            [_]%           [_]%            [_]%**            [_]%**
-----------------------------------------------------------------------------------------------------------------------

*    Since 7/1/92
**  Since 6/30/92

[line graphic omitted]
plot points follows:

---------------------------------------------------------------------------------------------
                STI Classic Capital Appreciation Fund           S&P 500 Composite Index
                             Trust Shares
---------------------------------------------------------------------------------------------
7/31/92                                           $10,000                             $10,000
---------------------------------------------------------------------------------------------
5/31/93                                            11,203                              10,885
---------------------------------------------------------------------------------------------
5/31/94                                            11,638                              11,345
---------------------------------------------------------------------------------------------
5/31/95                                            12,409                              13,631
---------------------------------------------------------------------------------------------
5/31/96                                            16,004                              17,505
---------------------------------------------------------------------------------------------
5/31/97                                            19,951                              22,652
---------------------------------------------------------------------------------------------
5/31/98                                            25,938                              29,599
---------------------------------------------------------------------------------------------
5/31/99                                            30,445                              35,830
---------------------------------------------------------------------------------------------
5/31/00                                            33,179                              39,581
---------------------------------------------------------------------------------------------

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

[Bar Chart Omitted]
Plot points are as follows:

1993     9.89%
1994    -7.41%
1995    31.15%
1996    20.31%
1997    31.13%
1998    28.06%
1999     9.71%

             Best Quarter                              Worst Quarter

                22.93%                                    -11.16%
              (12/31/98)                                 (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/00 to 6/30/00 was 5.91%

Flex Shares
Average Annual Total Returns
(periods ended May 31, 2000)

----------------------------------------------------------------------------------------------------------------------
                                                                                      Annualized        Cumulative
                                                                                     Inception to      Inception to
                    Flex Shares                           1 Year        3 Years          Date              Date
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (without load)                  7.77%          17.17%         20.42%*          152.72*
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (with load)                     5.77%          17.17%         20.42%*          152.72*
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                             [_]%            [_]%           [_]%**           [_]%**
----------------------------------------------------------------------------------------------------------------------

*    Since 6/1/95
**  Since 5/31/95

[line graphic omitted]
plot points follows:

---------------------------------------------------------------------------------------------
                STI Classic Capital Appreciation Fund           S&P 500 Composite Index
                             Flex Shares
---------------------------------------------------------------------------------------------
6/30/95                                           $10,000                             $10,000
---------------------------------------------------------------------------------------------
5/31/96                                            12,387                              12,549
---------------------------------------------------------------------------------------------
5/31/97                                            15,266                              16,239
---------------------------------------------------------------------------------------------
5/31/98                                            19,559                              21,219
---------------------------------------------------------------------------------------------
5/31/99                                            22,786                              25,686
---------------------------------------------------------------------------------------------
5/31/00                                            24,557                              28,375
---------------------------------------------------------------------------------------------

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investor Shares from year to year. The chart does not reflect sales charges. If sales charges has been reflected, returns would be less than those shown below.*

[Bar Chart Omitted]
Plot points are as follows:

1993     9.27%
1994    -8.01%
1995    30.33%
1996    19.50%
1997    30.34%
1998    27.26%
1999     9.06%

          Best Quarter                               Worst Quarter
             22.78%                                     -11.26%
           (12/31/98)                                  (9/30/98)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/00 to 6/30/00 was 5.55%.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                      STATEMENT OF ADDITIONAL INFORMATION
                                April 18, 2001

                               STI CLASSIC FUNDS
                              101 Federal Street
                          Boston, Massachusetts 02110
                           1-800-874-4770, option 5

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated April 18, 2001 for the Special Meeting of Shareholders of the STI Classic Funds' (the "Trust") Core Equity Fund (the "Transferring Fund"), to be held on May 18, 2001. Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling at 1-800-874-4770, option 5. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.


         Further information about the Transferring Fund and the Trust's Capital Appreciation Fund (the "Acquiring Fund") is contained in and incorporated by reference to the Funds' Statement of Additional Information dated October 1, 2000, a copy of which is included herewith. The audited financial statements and related independent public accountant's report for the Funds contained in the Annual Report dated May 31, 2000, a copy of which is included herewith, are hereby incorporated herein by reference insofar as they relate to the Funds. The unaudited financial statements for the Funds contained in the Semi-Annual Report dated November 30, 2000, a copy of which is included herewith, are hereby incorporated by reference insofar as they relate to the Funds. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein.

    The date of this Statement of Additional Information is April 18, 2001.

           Pro Forma Statement of Assets and Liabilities (Unaudited)
            STI Classic Capital Appreciation and Core Equity Funds
                               November 30, 2000
                                     (000)


                                                                                                                      Pro Forma
                                                             STI Classic                                            Combined STI
                                                               Capital                                             Classic Capital
                                                             Appreciation        STI Classic         Pro Forma      Appreciation
                                                                 Fund          Core Equity Fund     Adjustments         Fund
ASSETS
 Total Investments at Market Value (Cost $984,651,
 $196,220 and $1,180,871)                                   $   1,378,255         $   206,969                      $  1,585,224
 Cash                                                                                                                         0
 Accrued Income                                                     1,210                 233                             1,443
 Receivables for Investment Securities Sold                         2,138                   0                             2,138
 Receivables for Capital Shares Sold                                  527                  42                               569
 Other Receivables                                                                          0                                 0
 Other Assets                                                          56                   0                                56
                                                            -------------         -----------                      ------------
 Total Assets                                                   1,382,186             207,244                         1,589,430
                                                            -------------         -----------                      ------------

LIABILITIES
 Accrued Expenses                                                  (1,752)               (251)                           (2,003)
 Payable for Capital Shares Redeemed                               (1,647)                (36)                           (1,683)
 Other Liabilities                                                   (143)                (52)                             (195)
                                                            -------------         -----------                      ------------
 Total Liabilities                                                 (3,542)               (339)                           (3,881)
                                                            -------------         -----------                      ------------

Total Net Assets                                            $   1,378,644         $   206,905                      $  1,585,549
                                                            =============         ===========                      ============

NET ASSETS
 Portfolio shares of the Trust Class (unlimited
 authorization - no par value) based on (72,234,767,
 18,844,399, and 86,077,258) outstanding shares of
 beneficial interest                                              718,659             199,683                           918,342

 Portfolio shares of the Investor Class (unlimited
 authorization - no par value) based on (15,141,988,
 0, and 15,141,988) outstanding shares of beneficial
 interest                                                         166,924                   0                           166,924

 Portfolio shares of the Flex Class (unlimited
 authorization - no par value) based on (7,806,225,
 476,272, and 8,170,817) outstanding shares of
 beneficial interest                                              117,833               5,168                           123,001

 Accumulated net investment loss                                   (3,443)               (318)                           (3,761)

 Accumulated net realized loss on investments                     (14,933)             (8,377)                          (23,310)
 Net unrealized appreciation on investments                       393,604              10,749                           404,353
                                                            -------------         -----------                      ------------
 Total Net Assets                                           $   1,378,644         $   206,905                      $  1,585,549
                                                            =============         ===========                      ============
 Net Asset Value, Offering and Redemption Price Per
 Share - Trust Shares                                       $       14.58         $     10.71                      $      14.58
                                                            =============         ===========                      ============
 Net Asset Value and Redemption Price Per Share -
 Investor Shares                                            $       14.33                                          $      14.33
                                                            =============         ===========                      ============
 Maximum Offering Price Per Share - Investor Shares         $       14.89                                          $      14.89
                                                            =============         ===========                      ============
 Net Asset Value, Offering and Redemption Price Per
 Share - Flex Shares                                        $       13.86         $     10.61                      $      13.86
                                                            =============         ===========                      ============

            Pro Forma Combining Statement of Operations (Unaudited)
               For the six month Period Ended November 30, 2000

                                                                          STI Classic            STI Classic
                                                                  Capital Appreciation Fund   Core Equity Fund   Combined
=========================================================================================================================
Investment Income:
            Interest income                                                       $   1,834           $    246   $  2,080
            Dividend income                                                           5,734                571      6,305
-------------------------------------------------------------------------------------------------------------------------
                        Total investment income                                       7,568                817      8,385
-------------------------------------------------------------------------------------------------------------------------
Expenses:
            Investment Advisory Fees                                                  9,049              1,016     10,065
            Administrator Fees                                                          554                 65        619
            Transfer Agent Fees-Trust Shares                                             10                  8         18
            Transfer Agent Fees-Investor Shares                                          69                  -         69
            Transfer Agent Fees-Flex Shares                                              99                  8        107
            Transfer Agent Out of Pocket Expenses                                        71                  8         79
            Printing Fees                                                                39                  4         43
            Custody Fees                                                                 32                  4         36
            Professional Fees                                                            31                  4         35
            Trustees' Fees                                                                8                  1          9
            Registration Fees                                                            31                 11         42
            Distribution Fees-Investor Shares                                           833                  -        833
            Distribution Fees-Flex Shares                                               611                 25        636
            Insurance and Other Fees                                                     40                  -         40
-------------------------------------------------------------------------------------------------------------------------
                        Total expenses                                               11,477              1,154     12,631
-------------------------------------------------------------------------------------------------------------------------
Deduct-
            Waiver of Investment Advisory Fees                                         (333)               (13)      (346)
            Waiver of Distribution Fees-Investor Shares                                (108)                 -       (108)
            Waiver of Distribution Fees-Flex Shares                                     (26)                (6)       (32)
-------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                         11,010              1,135     12,145
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         (3,442)              (318)    (3,760)
-------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments (identified cost basis)                      14,360             (8,498)     5,862
Net change in unrealized depreciation on investments                                (63,038)              (863)   (63,901)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                     (48,678)            (9,361)   (58,039)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                     $(52,120)           $(9,679)   (61,799)
=========================================================================================================================

                                                                                        Pro Forma Combined
                                                                                            STI Classic
                                                                    Adjustments      Capital Appreciation Fund
--------------------------------------------------------------------------------------------------------------
Investment Income:
            Interest income                                                                           $  2,080
            Dividend income                                                                              6,305
--------------------------------------------------------------------------------------------------------------
                        Total investment income                                                          8,385
--------------------------------------------------------------------------------------------------------------
Expenses:
            Investment Advisory Fees                                                                    10,065
            Administrator Fees                                                                             619
            Transfer Agent Fees-Trust Shares                                 (8)  a                         10
            Transfer Agent Fees-Investor Shares                                                             69
            Transfer Agent Fees-Flex Shares                                  (8)  b                         99
            Transfer Agent Out of Pocket Expenses                                                           79
            Printing Fees                                                                                   43
            Custody Fees                                                                                    36
            Professional Fees                                                (1)  c                         34
            Trustees' Fees                                                                                   9
            Registration Fees                                                                               42
            Distribution Fees-Investor Shares                                                              833
            Distribution Fees-Flex Shares                                                                  636
            Insurance and Other Fees                                                                        40
--------------------------------------------------------------------------------------------------------------
                        Total expenses                                      (17)                        12,614
--------------------------------------------------------------------------------------------------------------
Deduct-
            Waiver of Investment Advisory Fees                                                            (346)
            Waiver of Distribution Fees-Investor Shares                                                   (108)
            Waiver of Distribution Fees-Flex Shares                                                        (32)
--------------------------------------------------------------------------------------------------------------
Net expenses                                                                                            12,128
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (3,743)
--------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments (identified cost basis)                                          5,862
Net change in unrealized appreciation (depreciation) on investments                                    (63,901)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                 (58,039)
--------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                         (61,782)
==============================================================================================================

STI Classic Funds

STI Classic Capital Appreciation Fund and
STI Classic Core Equity Fund


Notes to Pro Forma Combining Financial Statements

(Unaudited)

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of November 30, 2000 and the unaudited Pro Forma Combining Statement of Operations for the six months ended November 30, 2000 are intended to present the financial condition and related results of operations of the STI Classic Capital Appreciation Fund as if the reorganization with STI Classic Core Equity Fund been consummated on June 1, 2000.

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Reflects the elimination of the Transfer Agent Fees for Core Equity Fund Trust Shares.

(b) Reflects the elimination of the Transfer Agent Fees for Core Equity Fund Flex Shares.

(c) Reflects decreased audit fees for one less portfolio in the STI Classic Funds Trust.

                 Pro Forma Schedule of Investments (Unaudited)
            STI Classic Capital Appreciation and Core Equity Funds
                               November 30, 2000


                                               STI Classic                         STI Classic
                                            Capital Appreciation Fund            Core Equity Fund            Pro Forma Combined

Security                                   Shares         Value (000)        Shares       Value (000)        Shares      Value (000)
ACE LIMITED                                     378,500   $      14,951                                        378,500   $   14,951
TRANSOCEAN SEDCO FOREX                          330,000          13,159         40,000    $      1,595         370,000       14,754
AFLAC INC                                                                       64,600           4,546          64,600        4,546
ADC TELECOMMUNICATIONS                          694,400          14,018                                        694,400       14,018
AIR PRODUCTS & CHEMICALS                        357,100          12,298                                        357,100       12,298
AMBAC FINANCIAL GROUP INC                       110,000           8,401         50,200           3,834         160,200       12,235
AMERICAN INT'L GROUP                            116,500          11,293                                        116,500       11,293
ANALOG DEVICES INC                              150,000           7,444                                        150,000        7,444
ANDREW CORP                                     490,000           8,912        151,600           2,757         641,600       11,669
ANHEUSER BUSCH CO INC                           375,600          17,818         80,500           3,819         456,100       21,637
APACHE CORP                                     243,200          12,707         41,000           2,142         284,200       14,849
ASSOC FIRST CAP                                 130,000           4,591                                        130,000        4,591
BJ'S WHOLESALE CLUB INC                         427,000          14,331         97,800           3,282         524,800       17,613
BED BATH & BEYOND INC                           500,000          10,406        131,000           2,726         631,000       13,132
BELL SOUTH CORP                                  92,000           3,847         58,000           2,425         150,000        6,272
BIOMET                                                                          94,500           3,497          94,500        3,497
BRINKER INTL INC                                298,000          12,181         45,000           1,839         343,000       14,020
CDW COMPUTER CENTERS INC                                                        65,100           2,982          65,100        2,982
CIGNA CORPORATION                               125,000          16,469                                        125,000       16,469
CVS CORPORATION                                 443,000          25,196                                        443,000       25,196
CARDINAL HEALTH INC                             230,000          22,986                                        230,000       22,986
CENDANT CORPORATION                           1,341,015          12,321                                      1,341,015       12,321
CENTURYTEL INC                                  232,000           8,164                                        232,000        8,164
CISCO SYSTEMS INC                             1,002,300          47,985         95,000           4,548       1,097,300       52,533
CITIGROUP INC                                   572,000          28,493        117,100           5,833         689,100       34,326
CLEAR CHANNEL COMMUNICATN                           606              31                                            606           31
COMERICA INC                                    130,000           6,768                                        130,000        6,768
COMVERSE TECHNOLOGY                              75,900           6,542                                         75,900        6,542
CONAGRA FOODS INC.                              550,000          13,991                                        550,000       13,991
CONOCO INC CLASS B                              804,700          20,168                                        804,700       20,168
DELL COMPUTER CORP                              340,000           6,545         50,000             963         390,000        7,508
WALT DISNEY CO                                  401,800          11,627        109,800           3,177         511,600       14,804
DOVER CORP                                                                      56,400           2,309          56,400        2,309
EMC CORPORATION                                 269,600          20,052         38,000           2,826         307,600       22,878
ENSCO INTERNATIONAL INC                         526,000          12,788         89,300           2,171         615,300       14,959
ECOLAB INC                                      268,000          11,641         57,500           2,498         325,500       14,139
EXXON MOBIL CORPORATION                         100,000           8,800         38,100           3,353         138,100       12,153
FANNIE MAE                                                                      54,000           4,266          54,000        4,266
FREDDIE MAC                                     155,000           9,368                                        155,000        9,368
GANNETT CO                                      250,000          13,406         40,500           2,172         290,500       15,578
GENERAL ELECTRIC CO                             975,000          48,323                                        975,000       48,323
GOLDEN WEST FINANCIAL                           305,000          17,862         74,200           4,345         379,200       22,207
HALLIBURTON CO                                  420,000          14,018        103,500           3,454         523,500       17,472
HEALTH MANAGEMENT ASSOC                         600,000          12,788        165,700           3,531         765,700       16,319
HEWLETT PACKARD CO                              392,000          12,397         45,000           1,423         437,000       13,820
ILLINOIS TOOL WKS INC                           315,500          17,767                                        315,500       17,767
INTEL CORP                                      802,700          30,553        101,500           3,863         904,200       34,416
IBM CORPORATION                                 380,000          35,530         50,500           4,722         430,500       40,252
INTERPUBLIC GROUP                               522,000          20,391         70,600           2,758         592,600       23,149
JABIL CIRCUIT INC                                                               87,800           2,744          87,800        2,744
JOHNSON & JOHNSON                               155,300          15,530                                        155,300       15,530
KROGER CO                                     1,018,200          26,982                                      1,018,200       26,982
LIMITED INC                                     424,000           8,242        152,000           2,955         576,000       11,197
LINEAR TECHNOLOGY                               234,000          11,071         56,200           2,659         290,200       13,730
LIZ CLAIBORNE INC                                                               75,000           2,944          75,000        2,944
LOWES COMPANIES INC                             715,100          28,649         67,800           2,716         782,900       31,365
MBNA CORP                                                                       75,200           2,684          75,200        2,684
MGIC INVESTMENT CORP WISC                       234,500          14,774         60,000           3,780         294,500       18,554
MASCO CORP                                      891,100          17,209                                        891,100       17,209
MCGRAW HILL INC                                 141,500           7,517         40,000           2,125         181,500        9,642
MELLON FINANCIAL CORP                           427,500          20,039                                        427,500       20,039
MERCK & CO                                      337,000          31,236                                        337,000       31,236
METLIFE INC                                     570,000          16,886        180,800           5,356         750,800       22,242
MICREL INC                                      201,400           5,790         55,000           1,581         256,400        7,371
MICROSOFT CORP                                  767,350          44,027        106,500           6,110         873,850       50,137
MICROCHIP TECHNOLOGY INC                                                       135,650           3,171         135,650        3,171
NABISCO GROUP HOLDINGS                          571,100          16,776                                        571,100       16,776
NABISCO HOLDINGS CLASS A                         71,700           3,912                                         71,700        3,912
NORTEL NETWORKS CORP                            277,800          10,487                                        277,800       10,487
NOVELLUS SYSTEMS INC                            481,500          12,489        106,500           2,762         588,000       15,251
OMNICOM GROUP                                    83,300           6,549         39,600           3,114         122,900        9,663
PFIZER INC                                      571,725          25,335        107,800           4,777         679,525       30,112
PRAXAIR INC                                      85,000           3,055                                         85,000        3,055
PROVIDIAN FINANCIAL CORP                        100,000           9,000         44,900           4,041         144,900       13,041
QWEST COMMUNICATIONS                            297,961          11,248                                        297,961       11,248
RADIOSHACK CORP.                                505,000          23,672                                        505,000       23,672
SAFEWAY INC                                     215,000          12,672         75,600           4,456         290,600       17,128
SCHERING PLOUGH CORP                            500,100          28,037         69,800           3,913         569,900       31,950
SCHLUMBERGER LTD                                328,700          20,379         47,500           2,945         376,200       23,324
SOUTHWEST AIRLINES CO                           460,000          14,519        138,500           4,371         598,500       18,890
SUN MICROSYSTEMS                                418,000          31,794         20,500           1,559         438,500       33,353
SYSCO CORP                                                                      82,700           4,569          82,700        4,569
TELLABS INC                                     152,000           8,056         97,200           5,152         249,200       13,208
TENET HEALTHCARE CORP                           482,900          20,553         75,600           3,218         558,500       23,771
TEXTRON INC                                     377,900          19,131                                        377,900       19,131
TIME WARNER INC                                 158,000           9,796                                        158,000        9,796
TYCO INTERNATIONAL LTD                        1,116,000          58,869         68,400           3,608       1,184,400       62,477
USA EDUCATION INC                               461,500          26,709         80,800           4,676         542,300       31,385
UNIVERSAL HEALTH SERVICES                       210,000          21,512         40,100           4,110         250,100       25,622
VIACOM INC CLASS B                              259,400          13,262                                        259,400       13,262
WASHINGTON MUTUAL INC                           385,800          17,523                                        385,800       17,523

TRI-PARTY REPO                               25,641,233          25,641     17,217,036          17,217      42,858,269       42,858

                                                          $   1,378,255                    $   206,969                 $  1,585,224

                               STI CLASSIC FUNDS
                              101 Federal Street
                          Boston, Massachusetts 02110

                               CORE EQUITY FUND
                                 TRUST SHARES

                   PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 May 18, 2001

   THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE STI CLASSIC FUNDS

     The undersigned Shareholder(s) of the Core Equity Fund (the "Fund"), a series of the STI Classic Funds (the "Trust") hereby appoint(s) Timothy Barto and Todd Cipperman (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on Friday, May 18, 2001, and any adjournments thereof, to vote all of the shares of the Trust that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement as checked below.

To Vote by Internet:
1)   Read the Proxy Statement and have the Proxy card below at hand.
2)   Go to Website www.proxyvote.com.
                   -----------------
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To Vote by Telephone:
1)   Read the Proxy Statement and have the Proxy card below at hand.
2)   Call 1-800-890-8903.
3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal.

Please date, sign and return promptly.

     TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS
                           PORTION FOR YOUR RECORDS.
-----------------------------------------------------------------------------
 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.  DETACH AND RETURN THIS
                                 PORTION ONLY.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

Proposal:  Approve the Agreement and Plan of Reorganization relating to the Core
           Equity Fund and the Capital Appreciation Fund:

                    [__] For  [__] Against    [__] Abstain

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name or names appear on this Proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.


Dated: _________2001

_____________________________________        ___________________________________
Signature                                    Signature

                               STI CLASSIC FUNDS
                              101 Federal Street
                          Boston, Massachusetts 02110

                               CORE EQUITY FUND
                                  FLEX SHARES

                   PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 May 18, 2001

   THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE STI CLASSIC FUNDS

     The undersigned Shareholder(s) of the Core Equity Fund (the "Fund"), a series of the STI Classic Funds (the "Trust") hereby appoint(s) Timothy Barto and Todd Cipperman (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on Friday, May 18, 2001, and any adjournments thereof, to vote all of the shares of the Trust that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement as checked below.

To Vote by Internet:
4)   Read the Proxy Statement and have the Proxy card below at hand.
5)   Go to Website www.proxyvote.com.
                   -----------------
6) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

To Vote by Telephone:
4)   Read the Proxy Statement and have the Proxy card below at hand.
5)   Call 1-800-890-8903.
6) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal.

Please date, sign and return promptly.

 TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION
                               FOR YOUR RECORDS.
-----------------------------------------------------------------------------
 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.  DETACH AND RETURN THIS
                                 PORTION ONLY.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

Proposal:  Approve the Agreement and Plan of Reorganization relating to the Core
           Equity Fund and the Capital Appreciation Fund:

                    [__] For  [__] Against    [__] Abstain

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name or names appear on this Proxy. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.


Dated: _______2001

_____________________________________        ___________________________________
Signature                                    Signature

                                    PART C
                               OTHER INFORMATION

Item 15.  Indemnification.

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

(1) Declaration of Trust as originally filed with the Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)     Amended and Restated By-Laws are incorporated by reference to Exhibit
        (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.

(3)     Not Applicable.

(4) Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit (4) of the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000916641-01-000293 on March 7, 2001.

(5)     Not Applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with the Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated by reference to
        Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(6)(e) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 is incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(6)(f) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 is incorporated by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.

(6)(g) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 is incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

(7) Distribution Agreement dated May 26, 1992 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)     Not Applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)(a) Distribution Plan - Investor Class is incorporated by reference to
        Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(10)(b) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(10)(c) Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(10)(d) Certificate of Class Designation is incorporated by reference to Exhibit
        (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable is incorporated by reference to Exhibit (11) of the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000916641-01-000293 on March 7, 2001.

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is incorporated by reference to Exhibit (12) of the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000916641-01-000293 on March 7, 2001.

(13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(14)    Consent of Arthur Andersen LLP is filed herewith.

(15)    Not Applicable.

(16) Powers of Attorney for the Trustees, President and Chief Financial Officer of the Registrant are incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 10 to STI Classic Variable Trust's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.

(17)(a) Prospectuses and SAI for Trust Shares and Flex Shares of the STI Classic Funds dated October 1, 2000 are incorporated by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.

(17)(b) Audited Annual Financial Report for the STI Classic Funds dated May 31, 2000 is incorporated by reference to the Registrant's N-30D filed with the SEC via EDGAR Accession No. 0000935069-00-000400 on August 8, 2000.

Item 17.  Undertakings.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-56630 filed on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 11/th/ day of April, 2001.

                                          STI Classic Funds

                                          By: /s/ James R. Foggo
                                             ----------------------------
                                             James R. Foggo, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


    *                                   Trustee          April 11, 2001
----------------------------                             --------------
F. Wendell Gooch                                         Date


    *                                   Trustee          April 11, 2001
----------------------------                             --------------
Wilton Looney                                            Date

    *                                   Trustee          April 11, 2001
----------------------------                             --------------
James O. Robbins                                         Date

    *                                   Trustee          April 11, 2001
----------------------------                             --------------
Thomas Gallagher                                         Date

    *                                   Trustee          April 11, 2001
----------------------------                             --------------
Jonathan T. Walton                                       Date

/s/ James R. Foggo                      President        April 11, 2001
----------------------------                             --------------
James R. Foggo                                           Date

    *                                   Chief Financial  April 11, 2001
----------------------------            Officer          --------------
Jennifer Spratley                                        Date


*  By: /s/ James R. Foggo
      -----------------------------------
      James R. Foggo, As Power of Attorney

                                 EXHIBIT INDEX

EX-99.1 Declaration of Trust as originally filed with the Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.2   Amended and Restated By-Laws are incorporated by reference to Exhibit
          (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.

EX-99.3   Not Applicable.

EX-99.4 Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit (4) of the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000916641-01-000293 on March 7, 2001.

EX-99.5   Not Applicable.

EX-99.6A Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.6B Investment Advisory Agreement with American National Bank and Trust Company as originally filed with the Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated by reference to
          Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.6C Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.6D Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

EX-99.6E Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 is incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

EX-99.6F Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 is incorporated by reference to the

          Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.

EX-99.6G Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 is incorporated by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

EX-99.7 Distribution Agreement dated May 26, 1992 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.8   Not Applicable.

EX-99.9A Custodian Agreement with Trust Company Bank dated February 1, 1994 as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.9B Custodian Agreement with the Bank of California is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.9C Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

EX-99.10A Distribution Plan - Investor Class is incorporated by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.10B Distribution and Service Agreement relating to Flex Shares dated May
          29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.10C Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-
          Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.10D Certificate of Class Designation is incorporated by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.

EX-99.11 Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable is incorporated by reference to Exhibit (11) of the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000916641-01-000293 on March 7, 2001.

EX-99.12 Form of Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is incorporated by reference to Exhibit (12) of the Registrant's Registration Statement on Form N-14 filed with the SEC via EDGAR Accession No. 0000916641-01-000293 on March 7, 2001.

EX-99.13A Transfer Agent Agreement with Federated Services Company dated May 14,
          1994 as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.13B Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

EX-99.13C Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

EX-99.14  Consent of Arthur Andersen LLP is filed herewith.

EX-99.15  Not Applicable.

EX-99.16 Powers of Attorney for the Trustees, President and Chief Financial Officer of the Registrant are incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 10 to STI Classic Variable Trust's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.

EX-99.17A Prospectuses and SAI for Trust Shares and Flex Shares of the STI
          Classic Funds dated October 1, 2000 are incorporated by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.

EX-99.17B Audited Annual Financial Report for the STI Classic Funds dated May
          31, 2000 is incorporated by reference to the Registrant's N-30D filed with the SEC via EDGAR Accession No. 0000935069-00-000400 on August 8, 2000.